PROSPECTUS | MARCH 1, 2002
                                                AS SUPPLEMENTED ON MARCH 8, 2002

[INVESTOR CLASS (written vertically)]




                                                                      The Strong
                                                                 Cash Management
                                                                           Funds


                                                                [PICTURE OF MAN]










                                    Strong Heritage Money Fund
                                      Strong Money Market Fund
                            Strong Municipal Money Market Fund
                                    Strong Tax-Free Money Fund

                           Strong Ultra Short-Term Income Fund
                 Strong Ultra Short-Term Municipal Income Fund



                                                            STRONG [STRONG LOGO]

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS

YOUR INVESTMENT

KEY INFORMATION

What are the funds' objectives? ...............................................1

What are the funds' principal investment strategies? ..........................1

What are the main risks of investing in the funds? ............................4

What are the funds' fees and expenses? .......................................14

Who are the funds' investment advisor and portfolio managers? ................15

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW

Comparing the Funds ..........................................................18

A Word About Credit Quality ..................................................19

Taxable Investments ..........................................................22

If You Are Subject to the Alternative Minimum Tax ............................22

Financial Highlights .........................................................22

YOUR ACCOUNT

Share Price ..................................................................29

Buying Shares ................................................................30

Selling Shares ...............................................................33

Additional Policies ..........................................................35

Distributions ................................................................38

Taxes ........................................................................39

Services For Investors .......................................................41

Reserved Rights ..............................................................44

For More Information .................................................Back Cover


IN THIS PROSPECTUS, "WE" OR "US" REFERS EITHER TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR FOR THE STRONG FUNDS, OR STRONG INVESTOR SERVICES, INC., THE ADMINISTRATOR AND TRANSFER AGENT FOR THE STRONG FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUNDS' OBJECTIVES?

The STRONG HERITAGE MONEY FUND and STRONG MONEY MARKET FUND seek current income, a stable share price, and daily liquidity.

The STRONG MUNICIPAL MONEY MARKET FUND and STRONG TAX-FREE MONEY FUND seek federally tax-exempt current income, a stable share price, and daily liquidity.

The STRONG ULTRA SHORT-TERM INCOME FUND (formerly, the Strong Advantage Fund) seeks current income with a very low degree of share-price fluctuation.

The STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND (formerly, the Strong Municipal Advantage Fund) seeks federally tax-exempt current income with a very low degree of share-price fluctuation.

WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The HERITAGE MONEY FUND and MONEY MARKET FUND are managed to provide attractive yields and a stable share price of $1.00. They invest in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions.

The MUNICIPAL MONEY MARKET FUND is managed to provide attractive yields and a stable share price of $1.00. Under normal conditions, the fund invests at least 80% of its net assets in municipal securities. It invests in a portfolio of high-quality, short-term debt securities primarily issued by states and their political subdivisions, such as municipalities. The fund invests in municipal bonds whose interest may be subject to the federal alternative minimum tax
(AMT).

The TAX-FREE MONEY FUND is managed to provide a stable share price of $1.00. The fund invests, under normal conditions, at least 80% of its net assets in short-term, high-quality municipal obligations whose interest is exempt from federal income tax, including the federal alternative minimum tax (AMT). Although, under normal conditions, the fund expects to invest substantially all of its assets in obligations that are exempt from federal income tax, including the AMT, the fund may invest up to 20% of its assets in taxable securities of comparable quality to its investments in municipal obligations, including U.S. government securities, bank and corporate obligations, and short-term fixed securities. The fund may also invest any amount in cash or taxable cash equivalents to the extent the manager cannot obtain suitable obligations that are exempt from federal income tax, including the AMT. The fund anticipates that substantially all of the income that it pays will be exempt from federal income tax, including the AMT. To the extent the fund holds taxable securities or securities subject to the AMT, some income the fund pays may be taxable. In addition, income from the fund may be subject to state and local taxes.

((Side Box))
-----------------------------------------------------
MUNICIPAL BONDS are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal bonds can be issued to obtain money for public purposes or for privately operated facilities or projects. Some municipal bonds pay interest that is exempt from federal income tax. Examples of municipal bonds are general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations.
-----------------------------------------------------

The managers of the HERITAGE MONEY FUND, the MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY FUND may sell a holding if its fundamental qualities (for example, credit quality) deteriorate, or to take advantage of more attractive yield opportunities.

The ULTRA SHORT-TERM INCOME FUND invests, under normal conditions, primarily in very short-term, corporate, and mortgage- and asset-backed bonds. The fund invests primarily in higher- and medium-quality bonds. To enhance its return potential, the fund also invests a portion of its assets in bonds that have longer maturities or are of lower-quality (high-yield or junk bonds), though it may not invest in bonds rated below BB. The managers focus upon high-yield bonds rated BB with positive or improving credit fundamentals. The fund's average effective maturity is usually one year or less. To a limited extent, the fund may also invest in foreign securities.

The ULTRA SHORT-TERM MUNICIPAL INCOME FUND invests, under normal conditions, at least 80% of its net assets in municipal securities. The fund invests primarily in higher- and medium-quality, very short-term municipal bonds. To enhance its return potential, the fund also invests a limited portion of its assets in bonds that have longer maturities or are of lower-quality (high-yield or junk bonds), though it may not invest in bonds rated below BB. The managers focus upon high-yield bonds rated BB with positive or improving credit fundamentals. The fund's average effective maturity is usually one year or less. The fund may invest without limitation in municipal bonds, such as private activity bonds, whose interest may be subject to the federal alternative minimum tax (AMT). To a limited extent, the fund may also invest in mortgage- and asset-backed securities.

The ULTRA SHORT-TERM INCOME FUND and the ULTRA SHORT-TERM MUNICIPAL INCOME FUND may use derivatives to manage market or business risk or to enhance the yield of the fund.

The managers of the ULTRA SHORT-TERM INCOME FUND and the ULTRA SHORT-TERM MUNICIPAL INCOME FUND may sell a holding if its value becomes unattractive (for example, when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive yields). Also, the managers may invest up to 100% of the fund's assets in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or, except for the ULTRA SHORT-TERM MUNICIPAL INCOME FUND, foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the fund's managers determine that a temporary defensive position is advisable. If the market goes up, taking a temporary defensive position may result in the fund earning a lower return than it would have otherwise achieved if the managers had not adopted a temporary defensive position. In this case, the funds may not achieve their investment objectives.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

FOR THE HERITAGE MONEY, MONEY MARKET, MUNICIPAL MONEY MARKET, AND TAX-FREE MONEY FUNDS (MONEY MARKET FUNDS):

NOT INSURED RISK: Your investment in each of the money market funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Each fund's objective is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in these funds.

ENHANCER RISK: The credit quality and liquidity of the MUNICIPAL MONEY MARKET FUND's and TAX-FREE MONEY FUND'S investments may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the funds' investments. Adverse changes in the credit quality of these third parties could cause losses to the funds and affect their share price.

INTEREST-RATE RISK: As interest rates rise, each of the money market fund's fixed income securities will decrease in value. The longer the maturity of a security, the greater its interest-rate risk.

INVESTMENT RISK: For the MUNICIPAL MONEY MARKET FUND and the TAX-FREE MONEY FUND, economic, business, or political developments may affect the ability of municipal issuers, obligors, and guarantors to repay principal and to make interest payments. This could result in fluctuations in the fund's returns.

MANAGEMENT RISK: Each of the money market funds is subject to management risk because each fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by each fund's managers will produce the desired results.

MUNICIPAL DERIVATIVES RISKS: Each of the MUNICIPAL MONEY MARKET FUND and the TAX-FREE MONEY FUND invests in derivative securities issued by partnerships and grantor trusts, which allows it to receive principal and interest payments related to underlying municipal bonds or notes. The fund will only invest in these securities if it receives an opinion of legal counsel that the interest on them will be tax-exempt. However, these securities are subject to structural risks that could cause the fund to receive taxable income or to lose money. The fund invests in these securities only when the investment is consistent with the fund's objective of maintaining a stable share price of $1.00.

The money market funds are appropriate for investors who are comfortable with the risks described here and who need cash immediately. They can also be used as a permanent conservative part of your portfolio.

FOR THE ULTRA SHORT-TERM INCOME AND ULTRA SHORT-TERM MUNICIPAL INCOME FUNDS (BOND FUNDS):

BOND RISKS: The major risks of each bond fund are those of investing in the bond market. A bond's market value is affected significantly by changes in interest rates. Generally, when interest rates rise, the bond's market value declines, and when interest rates decline, its market value rises (interest-rate risk). Generally, the longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield (maturity risk). A bond's value can also be affected by changes in the bond's credit-quality rating or its issuer's financial condition (credit-quality risk). Because bond values fluctuate, the fund's share price fluctuates. So, when you sell your investment, you may receive more or less money than you originally invested.

DERIVATIVES RISK: Each of the bond funds may use derivatives, such as futures, options, and swap agreements, to manage market or business risk or to enhance the yield of the fund. Futures are agreements for the future purchase or sale of an underlying financial instrument at a specified price on a specified date. In writing put and call options, the fund receives fees for writing the option but is exposed to losses due to adverse changes in the value of the underlying asset against which the option was written. To the extent required, the fund will cover the financial exposure created by writing put and call options either by using offsetting options or futures or designating liquid assets on its books and records. In purchasing options, the fund is exposed to loss of principal. In a swap agreement, two parties agree to exchange the returns earned or realized on a predetermined investment or instrument. Swap agreements may be considered illiquid. In addition, the fund bears the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the swap agreement counterparty. The market for swap agreements is largely unregulated. The use of derivatives may not always be a successful hedge and using them could lower a fund's return.

FOREIGN SECURITIES RISKS: The ULTRA SHORT-TERM INCOME FUND may invest up to 25% of its assets in foreign securities. Foreign investments involve additional risks including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

HIGH-YIELD BOND RISKS: Each of the bond funds invests a limited portion of its assets in lower-quality bonds, commonly known as high-yield bonds or junk bonds, that present a significant risk for loss of principal and interest.

These bonds offer the potential for higher returns, but also involve greater risk than bonds of better quality, including an increased possibility that the bond's issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit-quality risk). If that happens, the fund's share price would decrease and its income distributions would be reduced. An economic downturn or period of rising interest rates (interest-rate risk) could adversely affect the market for these bonds and reduce the fund's ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the fund's share price.

INVESTMENT RISK: For the ULTRA SHORT-TERM MUNICIPAL INCOME FUND, economic, business, or political developments may affect the ability of municipal issuers, obligors, and guarantors to repay principal and to make interest payments. This could result in fluctuations in the fund's returns.

MANAGEMENT RISK: Each of the bond funds is subject to management risk because each fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by each fund's managers will produce the desired results.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS: Each of the bond funds invests in mortgage-backed and asset-backed securities. These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the fund may have to replace the security by investing the proceeds in a less attractive security. This could reduce the fund's share price and its income distributions.

NOT INSURED RISK: An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

SECURITIES LENDING RISK: The ULTRA SHORT-TERM INCOME FUND may participate in a securities lending program, which allows it to lend its portfolio securities up to 33 1/3% of the fund's net assets (including any cash collateral received to secure the loan) to certain large, creditworthy, institutional borrowers as a means of earning additional income. Securities lending presents three primary risks: borrower default risk (E.G., the borrower fails to return a loaned security and there is a shortfall on the posted collateral); cash collateral investment risk (E.G., principal loss arising from the lending agent's investment of cash collateral); and security recall/return risk (E.G., the fund is unable to recall a security in time to exercise valuable voting rights or sell the security).

The share price of each of the bond funds will vary. The bond funds are not appropriate for investors concerned primarily with principal stability.

FUND STRUCTURE
Each of the funds, except the TAX-FREE MONEY FUND, has adopted a multiple class plan and may offer one or more classes of shares. Only the Investor Class shares are offered in this prospectus. The principal differences among the classes are each class' sales charges and annual expenses. Each class may also pay different administrative and transfer agency fees and expenses.

FUND PERFORMANCE
The following return information illustrates how the performance of the funds' Investor Class shares can vary, which is one indication of the risks of investing in the funds. Please keep in mind that the past performance, before and after taxes, does not represent how the funds will perform in the future. The information assumes that you reinvested all dividends and distributions.

CALENDAR YEAR TOTAL RETURNS
--------------------------------------------------------------------------------------------------
Year   Money       Municipal Money    Heritage    Tax-Free Money  Ultra          Ultra
       Market      Market             Money                       Short-Term     Short-Term
                                                                  Income         Municipal Income
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  1992       3.7%        3.4%               -           -               8.4%           -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  1993       2.9%        2.5%               -           -               7.9%           -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  1994       4.0%        2.9%               -           -               3.6%           -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  1995       6.2%        4.1%               -           -               7.5%           -
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  1996       5.3%        3.6%               5.7%        -               6.7%           4.9%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  1997       5.3%        3.6%               5.6%        -               6.5%           5.1%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  1998       5.3%        3.6%               5.5%        -               4.8%           4.6%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  1999       4.7%        3.3%               5.0%        -               5.3%           3.0%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  2000       5.9%        4.2%               6.2%        -               6.8%           3.9%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
  2001       3.7%        2.9%               4.0%        2.8%            4.3%           3.1%
--------------------------------------------------------------------------------------------------

BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIODS SHOWN ABOVE)

FUND NAME                             BEST QUARTER RETURN                 WORST QUARTER RETURN
------------------------------------- ----------------------------------- -----------------------------------
Heritage Money                        1.60% (4th Q 2000)                  0.60% (4th Q 2001)
Money Market                          1.56% (2nd Q 1995)                  0.54% (4th Q 2001)
Municipal Money Market                1.08% (2nd Q 2000)                  0.48% (4th Q 2001)
Tax-Free Money                        0.86% (1st Q 2001)                  0.47% (4th Q 2001)
Ultra Short-Term Income               2.76% (3rd Q 1992)                 -0.03% (4th Q 2001)
Ultra Short-Term Municipal Income     1.67% (3rd Q 1996)                  0.04% (4th Q 2001)

AVERAGE ANNUAL TOTAL RETURNS
                                                  AS OF 12-31-01
----------------------------------------------------- --------- --------- ---------- ---------------------
FUND/INDEX                                            1-YEAR    5-YEAR    10-YEAR    SINCE FUND
                                                                                     INCEPTION(1)
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
HERITAGE MONEY                                        3.99%     5.25%        --      5.39%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Salomon Smith Barney 3-Month Treasury Bill Index(2)
                                                      4.09%     5.02%        --      5.10%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Lipper Money Market Funds Index(3)                    3.80%     4.94%        --      4.99%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
MONEY MARKET                                          3.74%     4.99%     4.71%      5.70%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Salomon Smith Barney 3-Month Treasury Bill Index (2)
                                                      4.09%     5.02%     4.70%      5.53%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Lipper Money Market Funds Index(3)                    3.80%     4.94%     4.51%      5.50%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
MUNICIPAL MONEY MARKET                                2.91%     3.51%     3.40%      4.08%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Salomon Smith Barney 3-Month Treasury Bill Index (2)
                                                      4.09%     5.02%     4.70%      5.46%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Lipper Tax-Exempt Money Market Funds Index(3)         2.36%     3.01%     2.89%      3.59%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
TAX-FREE MONEY FUND                                   2.82%        --        --      2.91%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Salomon Smith Barney 3-Month Treasury Bill Index(2)   4.09%        --        --      4.18%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Lipper Tax-Exempt Money Market Funds Index(3)         2.36%        --        --      2.42%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
ULTRA SHORT-TERM INCOME
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
     Return Before Taxes                              4.26%     5.51%     6.15%      6.80%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
     Return After Taxes on Distributions              2.01%     3.04%     3.68%      4.27%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
     Return After Taxes on Distributions and Sale
     of Fund Shares                                   2.58%     3.17%     3.72%      4.31%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Salomon Smith Barney 1-Year Treasury
Benchmark-on-the-Run Index (reflects no deduction
for fees, expenses, or taxes)(4)                      7.07%     6.08%     5.54%      6.36%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Lipper Ultra Short Obligations Funds Average
(reflects no deduction for fees, expenses, or
taxes)(5)                                             5.31%     5.58%       5.19%    5.93%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
ULTRA SHORT-TERM MUNICIPAL INCOME
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
     Return Before Taxes                              3.14%     3.95%        --      4.19%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
     Return After Taxes on Distributions              3.14%     3.95%        --      4.19%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
     Return After Taxes on Distributions and Sale
     of Fund Shares(6)                                3.47%     4.04%        --      4.26%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Lehman Brothers Municipal 1 Year Bond Index
(reflects no deduction for fees, expenses, or
taxes)(7)                                             5.77%     4.68%        --      4.62%
----------------------------------------------------- --------- --------- ---------- ---------------------
----------------------------------------------------- --------- --------- ---------- ---------------------
Lipper Short Municipal Debt Funds Index
(reflects no deduction for fees, expenses, or         4.79%     4.23%        --      4.16%
taxes)(3)
----------------------------------------------------- --------- --------- ---------- ---------------------

(1) THE HERITAGE MONEY FUND, THE MONEY MARKET FUND, THE MUNICIPAL MONEY MARKET FUND, THE TAX-FREE MONEY FUND, THE ULTRA SHORT-TERM INCOME FUND AND THE ULTRA SHORT-TERM MUNICIPAL INCOME FUND, COMMENCED OPERATIONS ON JUNE 29, 1995, OCTOBER 22, 1985, OCTOBER 23, 1986, DECEMBER 15, 2000, NOVEMBER 25, 1988, AND NOVEMBER 30, 1995, RESPECTIVELY.
(2) THE SALOMON SMITH BARNEY 3-MONTH TREASURY BILL INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE AVERAGE YIELD OF THREE-MONTH TREASURY BILLS.
(3) THE LIPPER MONEY MARKET FUNDS INDEX, THE LIPPER TAX-EXEMPT MONEY MARKET FUNDS INDEX, AND THE LIPPER SHORT MUNICIPAL DEBT FUNDS INDEX ARE EQUALLY WEIGHTED PERFORMANCE INDICES OF THE LARGEST QUALIFYING FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES.
(4) THE SALOMON SMITH BARNEY 1-YEAR TREASURY BENCHMARK-ON-THE-RUN INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE AVERAGE YIELD ON ONE-YEAR TREASURY BILLS.
(5) THE LIPPER ULTRA SHORT OBLIGATIONS FUNDS AVERAGE REPRESENTS FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN INVESTMENT-GRADE DEBT ISSUES, OR BETTER, AND MAINTAIN A PORTFOLIO DOLLAR-WEIGHTED AVERAGE MATURITY BETWEEN 91 DAYS AND 365 DAYS.
(6) RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES MAY BE HIGHER THAN BEFORE-TAX RETURNS WHEN A NET CAPITAL LOSS OCCURS UPON THE REDEMPTION OF FUND SHARES.
(7) THE LEHMAN BROTHERS MUNICIPAL 1 YEAR BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF ONE-YEAR, TAX-EXEMPT BONDS.

AFTER-TAX RETURNS FOR THE ULTRA SHORT-TERM INCOME FUND AND THE ULTRA SHORT-TERM MUNICIPAL INCOME FUND ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTMENTS THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

For current yield information on these funds, call 1-800-368-3863.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The Investor Class shares of each fund are 100% no-load, so you pay no sales charges (loads) to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
The costs of operating the funds are deducted from fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your fund investment.

The Annual Fund Operating Expense table shown below is based on actual expenses incurred during the fund's fiscal period ending October 31, 2001. Please keep in mind that as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal period may be significantly different than those shown.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

                                                                                            TOTAL ANNUAL FUND
  FUND                                  MANAGEMENT FEES         OTHER EXPENSES              OPERATING EXPENSES
--------------------------------- ----------------------- --------------------------- -------------------------
  Heritage Money                        0.15%                   0.43%                       0.58%(1)
  Money Market                          0.15%                   0.72%                       0.87%(2)
  Municipal Money Market                0.15%                   0.43%                       0.58%
  Tax-Free Money                        0.15%                   0.52%                       0.67%(1)
  Ultra Short-Term Income               0.30%(3)                0.49%                       0.79%
  Ultra Short-Term Municipal            0.30%(3)                0.36%                       0.66%
  Income

(1) TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE HERITAGE MONEY FUND AND THE TAX-FREE MONEY FUND DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND/OR ABSORPTIONS, THE TOTAL ANNUAL FUND OPERATING EXPENSES WERE: HERITAGE MONEY FUND, 0.40% AND TAX-FREE MONEY FUND, 0.60%. WE CAN TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS FOR THESE FUNDS AT ANY TIME.
(2) WE HAVE CONTRACTUALLY AGREED TO WAIVE OUR MANAGEMENT FEES AND ABSORB EXPENSES FOR THE MONEY MARKET FUND TO KEEP TOTAL EXPENSES AT 0.65% UNTIL MARCH 1, 2003.
(3) THE ULTRA SHORT-TERM INCOME FUND AND THE ULTRA SHORT-TERM MUNICIPAL INCOME FUND HAVE A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE A DESIGNATED LEVEL.

EXAMPLE: This example is intended to help you compare the cost of investing in the funds, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------- ---------- ----------- ----------- ------------
Heritage Money                  $59        $186        $324        $726
Money Market                    $89        $278        $482        $1,073
Municipal Money Market          $59        $186        $324        $726
Tax-Free Money                  $68        $214        $373        $835
Ultra Short-Term Income         $81        $252        $439        $978
Ultra Short-Term Municipal      $67        $211        $368        $822
Income

WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

Strong Capital Management, Inc. (Strong) is the investment advisor for the funds. Strong provides investment management services for mutual funds and other investment portfolios representing assets, as of December 31, 2001, of $46 billion. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, some of which are available through variable insurance products. Strong's address is P.O. Box 2936, Milwaukee, WI 53201.

As compensation for its advisory services, each fund pays Strong a management fee at the annual rate specified below of the average daily net asset value of that fund.

                                             FOR ASSETS UNDER            FOR THE NEXT              FOR ASSETS
FUND                                            $4 BILLION           $2 BILLION IN ASSETS     $6 BILLION AND ABOVE
----------------------------------------- ------------------------ ------------------------- -----------------------
Heritage Money                                     0.15%                    0.15%                    0.15%
Money Market                                       0.15%                    0.15%                    0.15%
Municipal Money Market                             0.15%                    0.15%                    0.15%
Tax-Free Money                                     0.15%                    0.15%                    0.15%
Ultra Short-Term Income                            0.30%                    0.275%                   0.25%
Ultra Short-Term Municipal Income                  0.30%                    0.275%                   0.25%

The following individuals are the funds' portfolio managers.

JOHN C. BONNELL manages the MUNICIPAL MONEY MARKET FUND and the TAX-FREE MONEY FUND. He is a Chartered Financial Analyst. He joined Strong as a co-Portfolio Manager of the MUNICIPAL MONEY MARKET FUND in May 1999 and became sole manager of the fund in March 2000. He has managed the TAX-FREE MONEY FUND since its inception in December 2000. From 1989 to 1999, Mr. Bonnell worked at USAA Investment Management Company. From 1996 to 1999, he was an executive director and Portfolio Manager. From 1995 to 1996, he was a senior securities analyst and, from 1991 to 1995, a securities analyst. Mr. Bonnell received his bachelor's degree in finance from the University of Texas in 1987 and his master's of business administration from St. Mary's University in 1991.

MARY-KAY H. BOURBULAS co-manages the ULTRA SHORT-TERM MUNICIPAL INCOME FUND. She joined Strong in October 1991 as a Portfolio Manager and has co-managed the ULTRA SHORT-TERM MUNICIPAL INCOME FUND since March 2000. FROM JULY 1990 TO AUGUST 1991, MS. BOURBULAS WAS A TAX-EXEMPT PORTFOLIO MANAGER AT STEIN ROE & FARNHAM AND FROM JULY 1989 TO JULY 1990, MS BOURBULAS WAS A TAX-EXEMPT JUNIOR PORTFOLIO MANAGER AT STEIN ROE & FARNHAM. Ms. Bourbulas received her bachelor's degree in economics from Northwestern University in 1989.

LYLE J. FITTERER co-manages the ULTRA SHORT-TERM MUNICIPAL INCOME FUND. He is a Chartered Financial Analyst and Certified Public Accountant. He joined Strong in 1989. He was the managing director of institutional client services from December 1998 to March 2000 and a fixed income Portfolio Manager from January 1996 to December 1998. He was a fixed income research analyst/trader from February 1993 to January 1996 and an equity trader from February 1992 to February 1993. Mr. Fitterer received his bachelor's degree in accounting from the University of North Dakota in 1989.

JAY N. MUELLER manages the HERITAGE MONEY FUND and the MONEY MARKET FUND. He is a Chartered Financial Analyst. He joined Strong as a Portfolio Manager in September 1991. He has managed the HERITAGE MONEY FUND since its inception in June 1995 and the MONEY MARKET FUND since September 1991. From 1987 to 1991, Mr. Mueller was employed by R. Meeder & Associates as a securities analyst and Portfolio Manager. Mr. Mueller received his bachelor's degree in economics from the University of Chicago in 1982.

THOMAS M. PRICE co-manages the ULTRA SHORT-TERM INCOME FUND. He is a Chartered Financial Analyst and has co-managed the ULTRA SHORT-TERM INCOME FUND since March 2002. He joined Strong in April 1996 as a research analyst and became a fixed income Portfolio Manager in May 1998. From July 1992 to April 1996 he was a high-yield bond analyst at Northwestern Mutual Life Insurance Company. From June 1989 to June 1991 he was a financial analyst at Houlihan, Lokey, Howard & Zukin. He received his bachelor's degree in finance from the University of Michigan in 1989 and his master's of management in finance from the Kellogg Graduate School of Management, Northwestern University in 1992.

THOMAS A. SONTAG co-manages the ULTRA SHORT-TERM INCOME FUND. He joined Strong in November 1998 as a co-Portfolio Manager of the ULTRA SHORT-TERM INCOME FUND. From 1986 to November 1998, Mr. Sontag worked at Bear Stearns & Co., most recently acting as a managing director of the fixed income department. From September 1982 until December 1985, Mr. Sontag was employed in the fixed income department at Goldman Sachs & Co. Mr. Sontag received his bachelor's degree in economics and finance from the University of Wisconsin in 1981 and his master's of business administration in finance from the University of Wisconsin in 1982.

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW

COMPARING THE FUNDS

The  following  will  help  you   distinguish  the  funds  and  determine  their
suitability for your investment needs:

                           AVERAGE
                           EFFECTIVE                                            INCOME
FUND                       MATURITY         CREDIT QUALITY                      POTENTIAL        VOLATILITY
--------------------------------------------------------------------------------------------------------------
Heritage Money             90 days          Two highest ratings                 Low              Stable, but not
Money Market               or less                                                               guaranteed
Municipal Money Market
Tax-Free Money

---------------------------------------------------------------------------------------------------------------
Ultra Short-Term Income    1 year or        At least 75% rated                 Low to            Very Low
                           less             higher- and medium-quality         Moderate
                                            Up to 25% rated lower-quality
Ultra Short-Term Municipal
Income                     1 year or        At least 90% rated                 Low to            Very Low
                           less             higher- and medium-quality         Moderate
                                            Up to 10% rated lower-quality

A WORD ABOUT CREDIT QUALITY

CREDIT  QUALITY  measures  the  issuer's  expected  ability to pay  interest and
principal   payments  on  time.   Credit   quality   can  be   "higher-quality,"
"medium-quality," "lower-quality," or "in default."

HIGHER-QUALITY means long-term debt securities that are in any of the three highest rating categories (for example, AAA to A by Standard & Poor's Ratings Group (S&P)*) or short-term debt securities that are in either of the two highest rating categories (for example, A-1 and A-2 or SP-1 and SP-2 by S&P*).

MEDIUM-QUALITY means long term-debt securities that are in the fourth-highest rating category. For example, bonds rated BBB by S&P*.

LOWER-QUALITY means long-term debt securities that are in the fifth-highest rating category. They are also known as non-investment, high-risk, high-yield, or "junk bonds." For example, bonds rated BB to C by S&P*.

---------------
* OR THOSE RATED IN THIS CATEGORY BY ANY NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION. S&P IS ONLY ONE EXAMPLE OF A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION.

These charts show S&P's definitions and ratings groups for credit quality. Other rating organizations use similar definitions. The MUNICIPAL MONEY MARKET FUND and the TAX-FREE MONEY FUND only invest in securities with a "higher-quality" rating for short-term debt securities or in unrated securities of comparable quality.

      For long-term debt securities:

         CREDIT                          S&P'S                        S&P'S RATINGS          RATING
        QUALITY                       DEFINITION                          GROUP             CATEGORY
      ------------- ------------------------------------------------ ----------------- --------------------
         Higher     Extremely strong capacity to meet financial      AAA               Highest
                    commitment
                    ------------------------------------------------ ----------------- --------------------
                    Very strong capacity to meet financial           AA                Second highest
                    commitment
                    ------------------------------------------------ ----------------- --------------------
                    Strong capacity to meet financial commitment     A                 Third highest
      ------------- ------------------------------------------------ ----------------- --------------------
         Medium     Adverse conditions or changing circumstances     BBB               Fourth highest
                    are more likely to lead to a weakened capacity
                    to meet financial commitment
      ------------- ------------------------------------------------ ----------------- --------------------
         Lower      Uncertainties or adverse conditions could lead   BB                Fifth highest
                    to an inadequate capacity to meet financial
                    commitment
                    ------------------------------------------------ -----------------
                    Adverse conditions will likely impair capacity   B
                    or willingness to meet financial commitment
                    ------------------------------------------------ -----------------
                    Adverse conditions will likely cause no          CCC
                    capacity to meet financial commitment
                    ------------------------------------------------ -----------------
                    Currently highly vulnerable to nonpayment        CC or C
      ------------- ------------------------------------------------ ----------------- --------------------

      For short-term debt securities:

         CREDIT                          S&P'S                        S&P'S RATINGS          RATING
        QUALITY                       DEFINITION                          GROUP             CATEGORY
      ------------- ------------------------------------------------ ----------------- --------------------
         Higher     Strong capacity to pay principal and interest    A-1 or SP-1       Highest
                    ------------------------------------------------ ----------------- --------------------
                    Satisfactory capacity to pay principal and       A-2 or SP-2       Second highest
                    interest
      ------------- ------------------------------------------------ ----------------- --------------------

We determine a bond's credit quality rating at the time of investment by conducting credit research and analysis and by relying on credit ratings of several nationally recognized statistical rating organizations. These organizations are called NRSROs. When we determine if a bond is in a specific category, we may use the highest rating assigned to it by any NRSRO. If a bond is not rated, we rely on our credit research and analysis to rate the bond. If a bond's credit quality rating is downgraded after our investment, we monitor the situation to decide if we need to take any action, such as selling the bond.

Each fund invests, and each of the MUNICIPAL MONEY MARKET FUND, TAX-FREE MONEY FUND, and ULTRA SHORT-TERM MUNICIPAL INCOME FUND invests a significant amount of its assets, in municipal bonds that are not rated. When it does, the fund relies more on Strong's internal credit analysis than it would if the fund were investing in rated bonds. Also, investments in lower-quality bonds will be more dependent on Strong's credit analysis than would be higher-quality bonds because, while lower-quality bonds generally offer higher yields than higher-quality bonds with similar maturities, lower-quality bonds involve greater risks. These risks include the possibility of default or bankruptcy by the issuer because the issuer's capacity to pay interest and repay principal is subject to more uncertainty and uncontrollable factors. Also, lower-quality bonds are less liquid, meaning that they may be harder to sell than bonds of higher quality because the demand for them may be lower and there are fewer potential buyers. This lack of liquidity may lower the value of the fund and your investment.

TAXABLE INVESTMENTS

The  MUNICIPAL  MONEY  MARKET  FUND,  the  TAX-FREE  MONEY  FUND,  and the ULTRA
SHORT-TERM MUNICIPAL INCOME FUND may invest up to 20% of their net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as the fund's investments in municipal bonds. The ULTRA SHORT-TERM MUNICIPAL INCOME FUND will generally invest in these bonds to take advantage of capital gains opportunities. These bonds may produce taxable income, including income subject to the federal alternative minimum tax (AMT) and income subject to state and local taxes, unlike municipal bonds that generally provide tax-exempt income.

IF YOU ARE SUBJECT TO THE ALTERNATIVE MINIMUM TAX

The MUNICIPAL MONEY MARKET FUND and the ULTRA SHORT-TERM MUNICIPAL INCOME FUND may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax (AMT). If you are subject to the AMT, a substantial portion of the fund's distributions to you may not be exempt from federal income tax. If this is the case, a fund's net return to you may be lower.

FINANCIAL HIGHLIGHTS

This information describes investment performance of the Investor Class shares of each fund for the periods shown. Certain information reflects financial results for a single Investor Class share outstanding for the entire period. "Total Return" shows how much an investment in the Investor Class shares of the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report.


STRONG HERITAGE MONEY FUND -- INVESTOR CLASS
-------------------------------------------------------------------------------------------------------

                                            Oct. 31,  Oct. 31,   Feb. 29,  Feb. 28,  Feb. 28,  Feb. 28,
SELECTED PER-SHARE DATA/(a)/                  2001      2000/(b)/  2000      1999      1998      1997
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
Income From Investment Operations:
   Net Investment Income                       0.05      0.04       0.05      0.05      0.05      0.06
   Net Realized and Unrealized Losses
     on Investments                              --        --         --       --         --     (0.01)
-------------------------------------------------------------------------------------------------------
   Total from Investment Operations            0.05      0.04       0.05      0.05      0.05      0.05
Less Distributions:
   From Net Investment Income                 (0.05)    (0.04)     (0.05)    (0.05)    (0.05)    (0.06)
-------------------------------------------------------------------------------------------------------
   Total Distributions                        (0.05)    (0.04)     (0.05)    (0.05)    (0.05)    (0.06)
-------------------------------------------------------------------------------------------------------
Capital Contribution                             --        --         --        --        --      0.01
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
=======================================================================================================
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
   Total Return                               +4.7%     +4.2%      +5.1%     +5.3%     +5.6%      5.7%/(c)/
   Net Assets, End of Period
     (In Millions)                           $1,344    $1,438     $1,434    $1,837    $1,484    $2,000
   Ratio of Expenses to Average Net Assets
     Without Waivers, Absorptions and
     Earnings Credits                          0.6%      0.6%*      0.6%      0.6%      0.6%      0.6%
   Ratio of Expenses to Average Net Assets     0.4%      0.4%*      0.4%      0.3%      0.2%      0.1%
   Ratio of Net Investment Income to
     Average Net Assets                        4.7%      6.1%*      5.0%      5.2%      5.4%      5.6%

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the fund outstanding for the entire period.
(b)  In 2000, the fund changed its fiscal year-end from February to October.
(c) Had the Advisor not made the capital contribution as noted above, the adjusted total return would have been 5.0% for the fiscal year ended
     February 28, 1997.


STRONG MONEY MARKET FUND - INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------
                                                        Oct. 31,  Oct. 31,  Feb. 29,  Feb. 28,  Oct. 31,  Oct. 31,
SELECTED PER-SHARE DATA/(a)/                              2001    2000/(b)/   2000    1999/(c)/   1998      1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
Income From Investment Operations:
  Net Investment Income                                    0.04      0.04      0.05      0.02      0.05      0.05
  Net Realized and Unrealized Losses on Investments          --        --        --        --        --     (0.01)
----------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                         0.04      0.04      0.05      0.02      0.05      0.04
Less Distributions:
  From Net Investment Income                              (0.04)    (0.04)    (0.05)    (0.02)    (0.05)    (0.05)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                     (0.04)    (0.04)    (0.05)    (0.02)    (0.05)    (0.05)
----------------------------------------------------------------------------------------------------------------------
Capital Contribution                                         --        --        --        --        --      0.01
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
======================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
  Total Return                                            +4.5%     +4.0%     +4.8%     +1.5%     +5.3%     +5.3%/(d)/
  Net Assets, End of Period (In Millions)                $2,028    $2,036    $1,999    $1,926    $1,924    $1,838
  Ratio of Expenses to Average Net Assets Without
    Waivers, Absorptions and Earnings Credits              0.9%      0.8%*     0.8%      0.9%*     0.9%      0.9%
  Ratio of Expenses to Average Net Assets                  0.6%      0.7%*     0.7%      0.6%*     0.5%      0.5%
  Ratio of Net Investment Income to Average Net Assets     4.4%      5.8%*     4.7%      4.6%*     5.2%      5.2%

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the fund outstanding for the entire period.
(b)  In 2000, the fund changed its fiscal year-end from February to October.
(c)  In 1999, the fund changed its fiscal year-end from October to February.
(d) Had the Advisor not made the capital contribution as noted above, the adjusted total return would have been 4.5% for the year ended October 31, 1997.


STRONG MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------

                                                        Oct. 31,  Oct. 31,  Feb. 29,  Feb. 28,  Oct. 31,  Oct. 31,
SELECTED PER-SHARE DATA/(a)/                              2001    2000/(b)/   2000    1999  1998      1997
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
Income From Investment Operations:
  Net Investment Income                                    0.03      0.03      0.03      0.03      0.04      0.03
----------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                         0.03      0.03      0.03      0.03      0.04      0.03
Less Distributions:
  From Net Investment Income/(c)/                         (0.03)    (0.03)    (0.03)    (0.03)    (0.04)    (0.03)
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                     (0.03)    (0.03)    (0.03)    (0.03)    (0.04)    (0.03)
Net Asset Value, End of Period                            $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
======================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
  Total Return                                            +3.4%     +2.8%     +3.5%     +3.4%     +3.6%     +3.5%
  Net Assets, End of Period (In Millions)                $3,002    $2,746    $2,467    $2,105    $1,871    $1,895
  Ratio of Expenses to Average Net Assets Without
   Earnings Credits                                        0.6%      0.6%*     0.6%      0.6%      0.6%      0.6%
  Ratio of Expenses to Average Net Assets                  0.6%      0.6%*     0.6%      0.6%      0.6%      0.6%
  Ratio of Net Investment Income to Average Net Assets     3.3%      4.2%*     3.4%      3.4%      3.5%      3.5%

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the fund outstanding for the entire period.
(b)  In 2000, the fund changed its fiscal year-end from February to October.
(c)  Tax-exempt for regular federal income tax purposes.


STRONG TAX-FREE MONEY FUND - INVESTOR CLASS
--------------------------------------------------------------------------

                                                                Oct. 31,
SELECTED PER-SHARE DATA/(a)/                                    2001/(b)/
--------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $1.00
Income From Investment Operations:
  Net Investment Income                                            0.03
--------------------------------------------------------------------------
  Total from Investment Operations                                 0.03
Less Distributions:
  From Net Investment Income/(c)/                                 (0.03)
--------------------------------------------------------------------------
  Total Distributions                                             (0.03)
--------------------------------------------------------------------------
Net Asset Value, End of Period                                    $1.00
==========================================================================
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------
  Total Return                                                    +2.7%
  Net Assets, End of Period (In Millions)                          $125
  Ratio of Expenses to Average Net Assets Without Waivers,
    Absorptions and Earnings Credits                               0.7%*
  Ratio of Expenses to Average Net Assets                          0.6%*
  Ratio of Net Investment Income to Average Net Assets             2.8%*

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the fund outstanding for the entire period.
(b)  For the period from December 15, 2000 (inception) to October 31, 2001.
(c)  Tax-exempt for regular federal income tax purposes.



STRONG ULTRA SHORT-TERM INCOME FUND -- INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------

                                                                Oct. 31,   Oct. 31,   Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,
SELECTED PER-SHARE DATA(a)                                        2001      2000(b)     2000       1999       1998       1997
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $9.88      $9.87      $9.95     $10.08     $10.09     $10.03
Income From Investment Operations:
    Net Investment Income                                          0.58       0.43       0.59       0.59       0.62       0.62
    Net Realized and Unrealized Gains (Losses) on Investments     (0.05)      0.01      (0.08)     (0.13)     (0.01)      0.06
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.53       0.44       0.51       0.46       0.61       0.68
Less Distributions:
    From Net Investment Income                                    (0.59)     (0.43)     (0.59)     (0.59)     (0.62)     (0.62)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.59)     (0.43)     (0.59)     (0.59)     (0.62)     (0.62)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $9.82      $9.88      $9.87      $9.95     $10.08     $10.09
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
    Total Return                                                  +5.5%      +4.6%      +5.2%      +4.6%      +6.3%      +7.0%
    Net Assets, End of Period (In Millions)                      $2,990     $2,156     $2,208     $2,766     $2,164     $1,520
    Ratio of Expenses to Average Net Assets Without Earnings
      Credits                                                      0.8%       0.8%*      0.8%       0.7%       0.8%       0.8%
    Ratio of Expenses to Average Net Assets                        0.8%       0.8%*      0.8%       0.7%       0.8%       0.8%
    Ratio of Net Investment Income to Average Net Assets           5.8%       6.5%*      5.9%       5.8%       6.2%       6.2%
    Portfolio Turnover Rate(c)                                    69.6%      38.4%      48.1%      79.3%     109.6%     154.9%

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the fund outstanding for the entire period.
(b)  In 2000, thefund changed its fiscal year-end from February to October.
(c) Calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


STRONG ULTRA SHORT-TERM MUNICPAL INCOME FUND -- INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
                                                                 Oct. 31,   Oct. 31,   Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,
SELECTED PER-SHARE DATA(a)                                        2001      2000(b)     2000       1999       1998       1997
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $4.95      $4.96      $5.04      $5.03      $5.01      $5.01
Income From Investment Operations:
    Net Investment Income                                          0.21       0.16       0.21       0.21       0.22       0.25
    Net Realized and Unrealized Gains (Losses) on Investments     (0.01)     (0.01)     (0.08)      0.01       0.02       0.00(c)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.20       0.15       0.13       0.22       0.24       0.25
Less Distributions:
    From Net Investment Income(d)                                 (0.21)     (0.16)     (0.21)     (0.21)     (0.22)     (0.25)
    From Net Realized Gains                                          --         --         --         --         --      (0.00)(c)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.21)     (0.16)     (0.21)     (0.21)     (0.22)     (0.25)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $4.94      $4.95      $4.96      $5.04      $5.03      $5.01
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
    Total Return                                                  +4.0%      +3.0%      +2.7%      +4.5%      +5.0%      +5.1%
    Net Assets, End of Period (In Millions)                      $1,275     $1,193     $1,792     $2,171     $1,012       $644
    Ratio of Expenses to Average Net Assets Without Waivers,
      Absorptions and Fees Paid Indirectly by Advisor              0.7%       0.6%*      0.6%       0.6%       0.7%       0.7%
    Ratio of Expenses to Average Net Assets                        0.7%       0.6%*      0.6%       0.5%       0.4%       0.0%(c)
    Ratio of Net Investment Income to Average Net Assets           4.1%       4.7%*      4.3%       4.1%       4.5%       5.0%
    Portfolio Turnover Rate(e)                                    71.3%      36.5%      35.0%      36.0%      49.6%      40.8%

  *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the fund outstanding for the entire period.
(b)  In 2000, the fund changed its fiscal year-end from February to October.
(c)  Amount calculated is less than $0.005 or 0.05%.
(d)  Tax-exempt for regular federal income tax purposes.
(e) Calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


YOUR ACCOUNT

SHARE PRICE

Your transaction price for buying, selling, or exchanging shares of the funds or specific classes of the funds is the net asset value per share (NAV) for that fund or class of shares. NAV is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 3:00 p.m. Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.

For the money market funds, we use amortized cost to value money market securities held by a fund.

For the bond funds, NAV is based on the market value of the securities in a fund's portfolio. Generally, market value is determined on the basis of information furnished by a pricing service or broker quotations, as appropriate. If pricing service information or broker quotations are not readily available, we determine the "fair value" of the security in good faith under the supervision of the Board of Directors of the Strong Funds. A security's "fair value" may differ from the price next available from the pricing service or broker depending on the method used.

((Side Box))
------------------------------------------------------
When we use AMORTIZED COST to value money market fund securities, we generally mean that the security is initially valued at the price we paid for it. After that, the value of the security is gradually increased (amortizing a discount) or decreased (amortizing a premium) each day without regard to fluctuating interest rates.
------------------------------------------------------

((Side Box))
------------------------------------------------------
We determine the share price or NAV of a fund or class by dividing net assets attributable to the fund or class (the value of the investments, cash, and other assets attributable to the fund or class minus the liabilities attributable to the fund or class) by the number of fund or class shares outstanding.
------------------------------------------------------

FOREIGN SECURITIES
Some of the bond funds' portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate an NAV. As a result, the fund's NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate a fund's NAV.

BUYING SHARES

INVESTMENT MINIMUMS: When buying shares, you must meet the following investment minimum requirements:

                                               INITIAL INVESTMENT                      ADDITIONAL INVESTMENT
                                                     MINIMUM                                  MINIMUM
     -------------------------------- -------------------------------------- ------------------------------------------
     Regular accounts                 $2,500 for all funds EXCEPT:           $100 for all funds EXCEPT:
                                      $25,000 for HERITAGE MONEY FUND        $1,000 for HERITAGE MONEY FUND
     -------------------------------- -------------------------------------- ------------------------------------------
     Education Savings Accounts       $1,000 for all funds EXCEPT:           $100 for all funds EXCEPT:
     (not available for HERITAGE      $25,000 for HERITAGE MONEY FUND        $1,000 for HERITAGE MONEY FUND
     MONEY FUND),
     Traditional IRAs, Roth IRAs,
     SEP-IRAs, and UGMA/UTMA
     accounts
     -------------------------------- -------------------------------------- ------------------------------------------
     SIMPLE IRA, 403(b)(7), Keogh,    the lesser of $250 or $25 per month    $50 for all funds EXCEPT:
     Pension Plan, and Profit         for all funds EXCEPT:                  $1,000 for HERITAGE MONEY FUND
     Sharing Plan accounts*           $25,000 for HERITAGE MONEY FUND
     -------------------------------- -------------------------------------- ------------------------------------------

      * IF YOU OPEN AN EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNT WHERE WE OR ONE OF OUR ALLIANCE PARTNERS PROVIDES DOCUMENT OR ADMINISTRATIVE SERVICES, THERE IS NO INITIAL INVESTMENT MINIMUM, EXCEPT FOR THE HERITAGE MONEY FUND WHICH IS $25,000.

BUYING INSTRUCTIONS You can buy shares in several ways.

MAIL
You can open or add to an account by mail with a check made payable to Strong. Send it to the address listed on the back of this prospectus, along with your account application (for a new account) or an Additional Investment Form (for an existing account).

EXCHANGE OPTION
Sign up for the exchange option when you open your account. To add this option to an existing account, visit the Account Services area at WWW.STRONG.COM or call 1-800-368-3863 for a Shareholder Account Options Form.

((Side Box))
---------------------------
        QUESTIONS?
---------------------------
    Call 1-800-368-3863
      24 hours a day
       7 days a week

EXPRESS PURCHASESM
You can make additional investments to your existing account directly from your bank account. If you didn't establish this option when you opened your account, visit the Account Services area at WWW.STRONG.COM or call us at 1-800-368-3863 for a Shareholder Account Options Form.

STRONG DIRECT(R)
You can use Strong Direct(R) to add to your investment from your bank account or to exchange shares between Strong Funds by calling 1-800-368-1050. See "Services for Investors" for more information.

ONLINE ACCOUNT ACCESS AT STRONG.COM
You can use online account access at WWW.STRONG.COM to add to your investment from your bank account or to exchange shares between Strong Funds. See "Services for Investors" for more information.

INVESTOR CENTERS
You can visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit the Account Services area at WWW.STRONG.COM or call 1-800-368-3863 for hours, directions, and the location of our other Investor Centers.

WIRE
Call 1-800-368-3863 for instructions before wiring funds either to open or add to an account. This helps to ensure that your account will be credited promptly and correctly.

AUTOMATIC INVESTMENT SERVICES
See "Services for Investors" for detailed information on all of our automatic investment services. You can sign up for these services when you open your account or you can add them later by visiting the Account Services area at WWW.STRONG.COM or by calling 1-800-368-3863 for the appropriate form.

BROKER-DEALER
You may purchase shares through a broker-dealer or other intermediary, who may charge you a fee. Broker-dealers, including each fund's distributor, and other intermediaries may also from time to time sponsor or participate in promotional programs pursuant to which investors receive incentives for establishing with the broker-dealer or intermediary an account and/or for purchasing shares of the Strong Funds through the account(s). Investors should contact the broker-dealer or intermediary and consult the Statement of Additional Information for more information about promotional programs.

PLEASE REMEMBER . . .

o    We only accept checks payable to Strong.

o We do not accept cash, third-party checks, credit card convenience checks, or checks drawn on banks outside the U.S.

o You will be charged $25 for every check, wire, or Electronic Funds Transfer returned unpaid.

SELLING SHARES

You can access the money in your account by selling (also called redeeming) some or all of your shares by one of the methods below. After your redemption request is accepted, we normally send you the proceeds on the next Business Day (as defined in "Distributions" below).

SELLING INSTRUCTIONS You can sell shares in several ways.

MAIL
Write a letter of instruction. It should specify your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners (or other authorized persons), and your mailing address. Then, mail it to the address listed on the back of this prospectus. If no direction is provided as to how the proceeds should be sent, we will mail a check to the address on the account.

REDEMPTION OPTION
Sign up for the redemption option when you open your account, or add it later by visiting the Account Services area at WWW.STRONG.COM or by calling 1-800-368-3863 to request a Shareholder Account Options Form. With this option, you may sell shares by phone or via the Internet and receive the proceeds in one of three ways:

(1) We can mail a check to your account's address. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed;

(2) We can transmit the proceeds by Electronic Funds Transfer to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption; or

(3) For a $10 fee, we can transmit the proceeds by wire to a properly pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

STRONG DIRECT(R)
You can redeem shares through Strong Direct(R) at 1-800-368-1050. See "Services for Investors" for more information.

ONLINE ACCOUNT ACCESS AT STRONG.COM
You can use online account access at WWW.STRONG.COM to redeem shares. See "Services for Investors" for more information.

INVESTOR CENTERS
You can visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit the Account Services area at WWW.STRONG.COM or call 1-800-368-3863 for hours, directions, and the location of our other Investor Centers.

SYSTEMATIC WITHDRAWAL PLAN
You can set up automatic withdrawals from your account at regular intervals. You can sign up for this service when you open your account, or you can add it later by visiting the Account Services area at WWW.STRONG.COM or by calling 1-800-368-3863 for the appropriate form. See "Services for Investors" for more information on this service and other automatic investment and withdrawal services.

BROKER-DEALER
You may sell shares through a broker-dealer or other intermediary, who may charge you a fee.

CHECK WRITING
Sign up for free check writing when you open your account or call 1-800-368-3863 to add it later to an existing account. Check redemptions must be for a minimum of $500 ($1,000 for HERITAGE MONEY FUND). Checks will only be honored if written against purchases that were made more than 10 days before the check is presented for payment. You cannot write a check to close an account.

PLEASE REMEMBER ...

o If you recently purchased shares, the payment of your redemption proceeds may be delayed by up to 10 days to allow the purchase check or electronic transaction to clear.

o You will be charged a $10 service fee for a stop payment on a check written on your Strong Funds account.

o    Some  transactions  and  requests  require  a  signature   guarantee.   See
     "Additional Policies" for examples.

o If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must sign the certificates and all signatures must be guaranteed.

o With an IRA (or other retirement account), you will be charged (1) a $10 annual account maintenance fee for each account up to a maximum of $30 and
     (2) a $50 fee for transferring assets to another custodian or for closing an account.

o If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds unless you transfer all of the proceeds to an eligible retirement plan.

((Side Box))
----------------------------------------------------
There may be special distribution requirements that apply to retirement accounts. For instructions on:
o    Roth and Traditional IRA accounts, call
     1-800-368-3863, and
o SIMPLE IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan, Profit Sharing Plan, or 401(k) Plan accounts, call 1-800-368-2882.
----------------------------------------------------

ADDITIONAL POLICIES

DEPOSIT OF UNSPECIFIED FUNDS FOR INVESTMENT
When all or a portion of a purchase is received for investment without a clear fund designation or for investment in one of our closed classes or funds, we will deposit the undesignated portion or the entire amount, as applicable, into the STRONG MONEY MARKET FUND. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the STRONG MONEY MARKET FUND.

DUPLICATE COPIES OF DOCUMENTS
Upon your request and for the applicable fee, you may obtain duplicate copies of documents, such as account statements, sharedrafts, and tax forms. Please call 1-800-368-3863 for more information.

HOUSEHOLDING
If we mail financial reports, prospectuses, or other regulatory material directly to you, we attempt to reduce the volume of mail you receive by sending only one copy to your household. You can call us at 1-800-368-3863, or write to us at the address listed on the back of this prospectus, to request (1)
additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials.

INVESTING THROUGH A THIRD PARTY
If you invest through a third party (rather than directly with us), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different investment minimums or limitations on buying or selling shares. Consult a representative of your plan or financial institution for details.

LOW BALANCE ACCOUNT FEE
Because of the high cost of maintaining small accounts, an annual low balance account fee of $25 (or the value of the account if the account value is less than $25) will be charged to all accounts that fail to meet the initial investment minimum. The fee, which is payable to the transfer agent, will not apply to shareholders whose combined Strong Funds assets total $100,000 or more. We may waive the fee, in our discretion, in the event that a significant market correction lowers an account balance below the account's initial investment minimum.

PURCHASES IN KIND
You may, if we approve, purchase shares of the fund with securities that are eligible for purchase by the fund (consistent with the fund's investment restrictions, policies, and objectives) and that have a value that is readily ascertainable in accordance with the fund's valuation policies.

SIGNATURE GUARANTEES
A signature guarantee is designed to protect shareholders and the fund against fraudulent transactions by unauthorized persons. The transactions for which the fund will require a signature guarantee for all authorized owners of an account include:
o when requesting that redemption proceeds be sent to a different name or address than is registered on an account, including another Strong mutual fund account;
o when establishing a bank address with no owner(s) in common with the Strong account owner(s), or when all Strong joint account owners are not also bank account owners;
o when transferring the ownership of an account to another individual or organization;
o    when submitting a written redemption request for more than $100,000;
o when requesting to redeem or redeposit shares that have been issued in certificate form;
o    if adding/changing a name or adding/removing an owner on an account; and
o    if adding/changing the beneficiary on a transfer-on-death account.

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not acceptable.

TELEPHONE AND ELECTRONIC TRANSACTIONS
We use reasonable procedures to confirm that telephone and electronic transaction requests are genuine. We may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone or electronically, provided we reasonably believe the instructions were genuine. To safeguard your account, please keep your Strong Direct(R) and online account access passwords confidential. Contact us immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account or password.

During times of unusual market activity, our phones may be busy and you may experience a delay placing a telephone request. During these times, consider trying Strong Direct(R), our 24-hour automated telephone system, by calling 1-800-368-1050, or online account access at WWW.STRONG.COM. Please remember that you must have the redemption option as an option on your account to redeem shares through Strong Direct(R) or online account access.

VERIFICATION OF ACCOUNT STATEMENTS
You should contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The statement will be deemed correct if we do not hear from you within those 60 days.

DISTRIBUTIONS
--------------------------------------------------------------------------------

DISTRIBUTION POLICY
To the extent they are available, each fund generally pays you dividends from net investment income monthly and distributes any net capital gains that it realizes annually. Dividends are declared on each day NAV is calculated
(Business Day), except for bank holidays. The income declared daily as a dividend for HERITAGE MONEY FUND is based on estimates of net investment income for that fund. The HERITAGE MONEY FUND'S actual income may differ from estimates, and the differences, if any, will be included in the calculation of subsequent dividends for that fund. Under normal circumstances, dividends earned on weekends, holidays, and other days when the fund's NAV is not calculated are declared on the first day preceding these days that the fund's NAV is calculated. Unless you meet the requirements for the same-day dividend described below, your investment generally earns dividends from the first Business Day after we accept your purchase order. Please note, for purposes of determining when your investment begins earning dividends, proper purchase orders placed after the calculation of the fund's NAV each day are normally accepted the next Business Day.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Your dividends and capital gains distributions will be automatically reinvested in additional shares of the fund or class, as applicable, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account. If you elect to receive distributions paid by check, the fund reserves the right to reinvest uncashed distribution checks that remain outstanding for six months or any undeliverable checks into your account, and to reinvest future distributions. To change the current option for payment of dividends and capital gains distributions, please call 1-800-368-3863.

TAXES
--------------------------------------------------------------------------------

TAXABLE DISTRIBUTIONS
Any net investment income and net short-term capital gains distributions you receive are generally taxable as ordinary dividend income at your income tax rate. Distributions of net long-term capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them.

TAX-EXEMPT DISTRIBUTIONS
Exempt-interest dividends from municipal funds are generally exempt from federal income taxes, but may be subject to state and local tax. Also, if you are subject to the federal alternative minimum tax (AMT), you may have to pay federal tax on a substantial portion of your income from exempt-interest dividends. Under normal conditions, the TAX-FREE MONEY FUND invests at least 80% of its net assets in municipal obligations whose interest is exempt from federal income taxes, including the AMT.

((Side Box))
------------------------------------------------------
Generally, if your investment is in a Traditional IRA or other TAX-DEFERRED ACCOUNT, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.
------------------------------------------------------

RETURN OF CAPITAL
If your fund's distributions exceed its earnings and profits, all or a portion of those distributions may be treated as a return of capital to you. A return of capital will generally reduce the cost basis of your shares. It may also be treated as a sale of your shares.

YEAR-END STATEMENT
To assist you in tax preparation, after the end of each calendar year, we send you a statement of your fund's ordinary dividends and net capital gains distributions (Form 1099).

BACKUP WITHHOLDING
By law, we must withhold 30% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or tax identification number.

 ((Side Box))
-------------------------------------------------------
YOU MAY WANT TO AVOID selling shares of a mutual fund at a loss if you have purchased additional shares of the same fund within 30 days prior to the sale or if you plan to purchase additional shares of the same fund within 30 days following the sale. This is called a wash sale and you will not be allowed to claim a tax loss on this transaction.
-------------------------------------------------------

Because everyone's tax situation is unique, you should consult your tax professional for assistance.

SERVICES FOR INVESTORS

We provide you with a variety of services to help you manage your investment. For more details, call 1-800-368-3863, 24 hours a day, 7 days a week. These services include:

STRONG DIRECT(R) AUTOMATED TELEPHONE SYSTEM
Our 24-hour automated response system enables you to use a touch-tone phone to access current share prices, to access fund and account information, and to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services, by calling 1-800-368-1050. Passwords help to protect your account information.

STRONG.COM
Visit us online at WWW.STRONG.COM to access your fund's performance and portfolio holding information. In addition to general information about investing, our web site offers daily performance information, portfolio manager commentaries, and information on available account options.

ONLINE ACCOUNT ACCESS AT STRONG.COM
If you are a shareholder, you may access your account information 24 hours a day from your personal computer at WWW.STRONG.COM. Online account access allows you to view account history, account balances, and recent dividend activity, as well as to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services. You may also update your mailing address and add or make changes to an Automatic Investment Plan. In addition, you may sign up to receive regulatory documents, regulatory inserts, daily transaction reports, and account statements from us in an electronic format, or request that we discontinue electronic delivery. Additional planning tools and market information are also available. Encryption technology and passwords help to protect your account information. You may register to use online account access at WWW.STRONG.COM.

STRONGMAIL
If you register for StrongMail at WWW.STRONGMAIL.COM, you will receive your fund's closing price by e-mail each Business Day. In addition, StrongMail offers market news and updates throughout the day.

STRONG EXCHANGE OPTION
You may exchange shares of a fund for shares of another Strong Fund, either in writing, by telephone, or through your personal computer, if the accounts are identically registered (with the same name, address, and taxpayer identification number). Please ask us for the appropriate prospectus and read it before investing in any of the Strong Funds. Remember, an exchange of shares of one Strong Fund for those of another Strong Fund is considered a sale and a purchase of shares for several purposes, including tax purposes, and may result in a capital gain or loss. Some Strong Funds into which you may want to exchange may charge a redemption fee of 0.50% to 1.00% on the sale of shares held for 12 months or less, as described in the appropriate fund's prospectus. Purchases by exchange are subject to the investment requirements and other criteria of the fund or class purchased.

STRONG CHECK WRITING
Strong Funds offers check writing on most of their bond and money market funds. Checks written on your account are subject to this prospectus and the terms and conditions found in the front of the book of checks.

STRONG AUTOMATIC INVESTMENT SERVICES
You may invest or redeem automatically in the following ways, some of which may be subject to additional restrictions or conditions.

o    AUTOMATIC INVESTMENT PLAN (AIP)
     This plan allows you to make regular, automatic investments from your bank checking or savings account.

o    AUTOMATIC EXCHANGE PLAN
     This plan allows you to make regular, automatic exchanges from one eligible Strong Fund to another.

o    AUTOMATIC DIVIDEND AND CAPITAL GAINS REINVESTMENT
     Your dividends and capital gains will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

o    PAYROLL DIRECT DEPOSIT PLAN
     This plan allows you to send all or a portion of your paycheck, Social Security check, military allotment, or annuity payment to the Strong Funds of your choice.

o    SYSTEMATIC WITHDRAWAL PLAN
     This plan allows you to redeem a fixed sum from your account on a regular basis. Payments may be sent electronically to a bank account or as a check to you or anyone you properly designate.

STRONG RETIREMENT PLAN SERVICES
We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on:

o INDIVIDUAL RETIREMENT PLANS, including Traditional IRAs and Roth IRAs, call 1-800-368-3863.

o QUALIFIED RETIREMENT PLANS, including SIMPLE IRAs, SEP-IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit Sharing Plans, and 401(k) Plans, call 1-800-368-2882.

SAME-DAY DIVIDEND AND WIRE
You will earn a same-day dividend if you purchase shares of the HERITAGE MONEY FUND, the MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, or the TAX-FREE MONEY FUND and have completed the appropriate application. The following rules also apply:

o Call 1-800-368-3940 before 3:00 p.m. Central Time for the HERITAGE MONEY FUND, or before 9:00 a.m. Central Time for the MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY FUND, and place an irrevocable purchase order.

o The HERITAGE MONEY FUND, the MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY FUND reserve the right to require purchase, redemption, and exchange requests and payments prior to the times stated above on days when the bond market or the NYSE closes early.

o You must send the purchase price via federal funds wire, which must be received by 3:00 p.m. Central Time for the MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY FUND and by 5:00 p.m. Central Time for the HERITAGE MONEY FUND. If you do not wire federal funds by this deadline, we may cancel the purchase order. If we do not cancel the order and the fund borrows an amount of money equal to your purchase price, you may be liable for any interest expense caused by the borrowing.

o    Please call 1-800-368-3940 for wire instructions.

You may also receive a same-day redemption wire by calling 1-800-368-3940. You must place your redemption order by 12:00 noon Central Time for the HERITAGE MONEY FUND, or before 9:00 a.m. Central Time for the MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY FUND. Redemption proceeds will not earn dividends on the day in which they are wired. If you use a same-day redemption wire to close an account, dividends credited to your account for the month up to the day of redemption will normally be paid the next Business Day.

SOME OF THESE SERVICES MAY BE SUBJECT TO ADDITIONAL RESTRICTIONS OR CONDITIONS. CALL 1-800-368-3863 FOR MORE INFORMATION.

RESERVED RIGHTS
--------------------------------------------------------------------------------

We reserve the right to:

o Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone and online account access redemption privileges, for any reason.

o Reject any purchase request for any reason, including exchanges from other Strong Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a fund (due to the timing of the investment or an investor's history of excessive trading).

o    Change the minimum or maximum investment amounts.

o Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, to excessive trading, or during unusual market conditions).

o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

o Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the fund's assets. Generally, redemption in kind is used when large redemption requests may cause harm to the fund and its shareholders. This includes redemptions made by check writing.

o Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to increase your balance to the required minimum.

o    Waive the initial investment minimum at our discretion.

o Reject any purchase or redemption request that does not contain all required documentation.

o    Amend or terminate purchases in kind at any time.

FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semi-annual report to shareholders. These reports contain a letter from management, discuss recent market conditions and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

TO REQUEST INFORMATION OR TO ASK QUESTIONS:

BY TELEPHONE                                  FOR HEARING-IMPAIRED
1-414-359-1400 or 1-800-368-3863              (TDD)    1-800-999-2780

BY MAIL                                       BY OVERNIGHT DELIVERY
Strong Funds                                  Strong Funds
P.O. Box 2936                                 900 Heritage Reserve
Milwaukee, WI 53201-2936                      Menomonee Falls, WI 53051

ON THE INTERNET                               BY E-MAIL
View online or download documents:            SERVICE@STRONG.COM
Strong Funds: WWW.STRONG.COM
SEC*: www.sec.gov


This prospectus is not an offer to sell securities in places other than the United States and its territories.

*INFORMATION ABOUT A FUND (INCLUDING THE SAI) CAN ALSO BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU MAY CALL THE COMMISSION AT 1-202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM. REPORTS AND OTHER INFORMATION ABOUT A FUND ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT WWW.SEC.GOV. YOU MAY OBTAIN A COPY OF THIS INFORMATION, AFTER PAYING A DUPLICATING FEE, BY SENDING A WRITTEN REQUEST TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY SENDING AN ELECTRONIC REQUEST TO THE FOLLOWING E-MAIL ADDRESS: PUBLICINFO@SEC.GOV.


Strong Heritage Money Fund, a series of Strong Heritage Reserve Series, Inc., SEC file number: 811-7285
Strong Money Market Fund, a series of Strong Money Market Fund, Inc., SEC file number: 811-4374
Strong Municipal Money Market Fund, a series of Strong Municipal Funds, Inc., SEC file number: 811-4770
Strong Tax-Free Money Fund, a series of Strong Municipal Funds, Inc., SEC file number: 811-4770
Strong Ultra Short-Term Income Fund (formerly, the Strong Advantage Fund), a series of Strong Advantage Fund, Inc., SEC file number: 811-5667
Strong Ultra Short-Term Municipal Income Fund (formerly, the Strong Municipal Advantage Fund), a series of Strong Municipal Funds, Inc., SEC file number:
811-4770